STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Communication Services - 5.1%
Advertising - 0.2%
Interpublic Group of Cos., Inc.	1,558	$43,484
Omnicom Group, Inc.	829	67,588
		111,072
Alternative Carriers - 0.1%
AST SpaceMobile, Inc. (a)	856	42,013

Broadcasting - 0.2%
Fox Corp. - Class A	831	52,403
Fox Corp. - Class B	482	27,614
Nexstar Media Group, Inc.	105	20,763
Paramount Skydance Corp.	2,648	50,100
		150,880
Cable & Satellite - 1.0%
Charter Communications, Inc. - Class A (a)	396	108,942
Comcast Corp. - Class A	16,028	503,600
EchoStar Corp. - Class A (a)	581	44,365
Liberty Broadband Corp. - Class A (a)	25	1,583
Liberty Broadband Corp. - Class C (a)	493	31,325
Sirius XM Holdings, Inc.	976	22,716
		712,531
Integrated Telecommunication Services - 2.4%
AT&T, Inc.	30,980	874,875
Frontier Communications Parent, Inc. (a)	936	34,960
Verizon Communications, Inc.	16,728	735,195
		1,645,030
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	141	28,440
ROBLOX Corp. - Class A (a)	557	77,155
		105,595
Interactive Media & Services - 0.4%
Alphabet, Inc. - Class A	510	123,981
Alphabet, Inc. - Class C	410	99,856
IAC, Inc. (a)	192	6,541
Match Group, Inc.	407	14,375
ZoomInfo Technologies, Inc. (a)	723	7,888
		252,641
Movies & Entertainment - 0.3%
Liberty Media Corp.-Liberty Live - Class A (a)	86	8,110
Liberty Media Corp.-Liberty Live - Class C (a)	229	22,206
Walt Disney Co.	1,639	187,665
		217,981

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Publishing - 0.1%
New York Times Co. - Class A	35	$2,009
News Corp. - Class A	1,127	34,610
News Corp. - Class B	317	10,953
		47,572
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.	862	206,346
Total Communication Services		3,491,661

Consumer Discretionary - 5.8%
Apparel Retail - 0.1%
Abercrombie & Fitch Co. - Class A (a)	201	17,196
Gap, Inc.	947	20,256
Ross Stores, Inc.	259	39,469
		76,921
Apparel, Accessories & Luxury Goods - 0.2%
Columbia Sportswear Co.	65	3,399
Levi Strauss & Co. - Class A	279	6,501
Lululemon Athletica, Inc. (a)	86	15,302
PVH Corp.	226	18,932
Ralph Lauren Corp.	20	6,271
Tapestry, Inc.	236	26,720
VF Corp.	1,619	23,362
		100,487
Automobile Manufacturers - 0.8%
Ford Motor Co.	16,433	196,539
General Motors Co.	4,099	249,916
Stellantis NV	7,692	71,843
Thor Industries, Inc.	217	22,501
		540,799
Automotive Parts & Equipment - 0.2%
Aptiv PLC (a)	979	84,409
BorgWarner, Inc.	915	40,223
Gentex Corp.	448	12,679
Lear Corp.	229	23,040
		160,351
Automotive Retail - 0.2%
AutoNation, Inc. (a)	149	32,597
CarMax, Inc. (a)	648	29,076
Lithia Motors, Inc.	106	33,496
Murphy USA, Inc.	66	25,625
Penske Automotive Group, Inc.	65	11,304
Valvoline, Inc. (a)	296	10,629
		142,727

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Broadline Retail - 0.3%
Dillard's, Inc. - Class A	20	$12,290
eBay, Inc.	1,656	150,613
Etsy, Inc. (a)	221	14,672
Macy's, Inc.	1,130	20,261
		197,836
Casinos & Gaming - 0.1%
Boyd Gaming Corp.	191	16,512
Brightstar Lottery PLC	442	7,624
Churchill Downs, Inc.	77	7,470
MGM Resorts International (a)	468	16,221
		47,827
Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	827	62,538

Consumer Electronics - 0.0%(b)
Garmin Ltd.	67	16,497

Distributors - 0.2%
Genuine Parts Co.	550	76,230
LKQ Corp.	1,101	33,625
Pool Corp.	45	13,953
		123,808
Footwear - 0.1%
Crocs, Inc. (a)	190	15,875
NIKE, Inc. - Class B	1,177	82,072
		97,947
Home Furnishings - 0.1%
Mohawk Industries, Inc. (a)	222	28,620
Somnigroup International, Inc.	59	4,976
		33,596
Home Improvement Retail - 1.8%
Home Depot, Inc.	1,952	790,931
Lowe's Cos., Inc.	1,790	449,845
		1,240,776
Homebuilding - 0.8%
DR Horton, Inc.	1,158	196,246
Installed Building Products, Inc.	18	4,440
Lennar Corp. - Class A	959	120,872
Lennar Corp. - Class B	18	2,160
NVR, Inc. (a)	4	32,139
PulteGroup, Inc.	859	113,500
Toll Brothers, Inc.	424	58,571
TopBuild Corp. (a)	18	7,035
		534,963

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Homefurnishing Retail - 0.1%
RH (a)	21	$4,266
Williams-Sonoma, Inc.	226	44,172
		48,438
Hotels, Resorts & Cruise Lines - 0.0%(b)
Travel + Leisure Co.	252	14,991
Wyndham Hotels & Resorts, Inc.	130	10,387
		25,378
Household Appliances - 0.0%(b)
Whirlpool Corp.	222	17,449

Leisure Facilities - 0.0%(b)
Vail Resorts, Inc.	143	21,389

Leisure Products - 0.1%
Brunswick Corp.	284	17,960
Hasbro, Inc.	534	40,504
Mattel, Inc. (a)	1,266	21,307
YETI Holdings, Inc. (a)	203	6,735
		86,506
Motorcycle Manufacturers - 0.0%(b)
Harley-Davidson, Inc.	481	13,420

Other Specialty Retail - 0.2%
Bath & Body Works, Inc.	898	23,132
Dick's Sporting Goods, Inc.	269	59,777
Five Below, Inc. (a)	45	6,962
Tractor Supply Co.	532	30,255
Ulta Beauty, Inc. (a)	5	2,734
		122,860
Restaurants - 0.3%
Darden Restaurants, Inc.	203	38,643
Domino's Pizza, Inc.	3	1,295
McDonald's Corp.	451	137,054
Starbucks Corp.	196	16,582
Yum! Brands, Inc.	11	1,672
		195,246
Specialized Consumer Services - 0.1%
ADT, Inc.	1,344	11,706
H&R Block, Inc.	568	28,724
Service Corp. International	442	36,783
		77,213
Total Consumer Discretionary		3,984,972

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Consumer Staples - 8.3%
Agricultural Products & Services - 0.3%
Archer-Daniels-Midland Co.	2,063	$123,244
Bunge Global SA	717	58,256
Darling Ingredients, Inc. (a)	690	21,300
Ingredion, Inc.	259	31,627
		234,427
Brewers - 0.0%(b)
Molson Coors Beverage Co. - Class B	698	31,584

Consumer Staples Merchandise Retail - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	230	21,448
Dollar General Corp.	1,004	103,763
Dollar Tree, Inc. (a)	806	76,062
Target Corp.	1,928	172,942
Walmart, Inc.	4,486	462,327
		836,542
Distillers & Vintners - 0.2%
Brown-Forman Corp. - Class A	1	27
Brown-Forman Corp. - Class B	895	24,236
Constellation Brands, Inc. - Class A	603	81,206
		105,469
Food Distributors - 0.2%
Performance Food Group Co. (a)	330	34,333
Sysco Corp.	1,370	112,806
US Foods Holding Corp. (a)	126	9,654
		156,793
Food Retail - 0.3%
Albertsons Cos., Inc. - Class A	1,302	22,798
Kroger Co.	2,568	173,109
Maplebear, Inc. (a)	139	5,110
		201,017
Household Products - 1.8%
Church & Dwight Co., Inc.	211	18,490
Clorox Co.	532	65,596
Colgate-Palmolive Co.	1,284	102,643
Kimberly-Clark Corp.	1,388	172,584
Procter & Gamble Co.	5,514	847,226
Reynolds Consumer Products, Inc.	343	8,393
		1,214,932
Packaged Foods & Meats - 1.2%
Campbell's Co.	782	24,695
Conagra Brands, Inc.	1,972	36,107
Flowers Foods, Inc.	694	9,057
General Mills, Inc.	2,311	116,521

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 1.2% (Continued)
Hershey Co.	195	$36,475
Hormel Foods Corp.	1,148	28,401
J M Smucker Co.	441	47,893
Kellanova	880	72,178
Kraft Heinz Co.	3,503	91,218
Lamb Weston Holdings, Inc.	242	14,055
Marzetti Co.	14	2,419
McCormick & Co., Inc.	656	43,893
Mondelez International, Inc. - Class A	3,618	226,016
Pilgrim's Pride Corp.	251	10,221
Post Holdings, Inc. (a)	160	17,197
Tyson Foods, Inc. - Class A	1,221	66,300
		842,646
Personal Care Products - 0.2%
Coty, Inc. - Class A (a)	183	739
Estee Lauder Cos., Inc. - Class A	434	38,244
Kenvue, Inc.	5,331	86,522
		125,505
Soft Drinks & Non-alcoholic Beverages - 1.6%
Coca-Cola Co.	4,095	271,581
Coca-Cola Consolidated, Inc.	70	8,201
Keurig Dr Pepper, Inc.	4,763	121,504
PepsiCo, Inc.	4,657	654,029
		1,055,315
Tobacco - 1.3%
Altria Group, Inc.	7,274	480,521
Philip Morris International, Inc.	2,331	378,088
		858,609
Total Consumer Staples		5,662,839

Energy - 9.7%
Integrated Oil & Gas - 4.7%
Chevron Corp.	6,558	1,018,392
Exxon Mobil Corp.	18,071	2,037,505
Occidental Petroleum Corp.	3,103	146,617
		3,202,514
Oil & Gas Drilling - 0.1%
Noble Corp. PLC	537	15,186
Transocean Ltd. (a)	2,923	9,120
		24,306
Oil & Gas Equipment & Services - 0.6%
Baker Hughes Co.	1,750	85,260
Halliburton Co.	3,235	79,581
NOV, Inc.	1,419	18,802

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Oil & Gas Equipment & Services - 0.6% (Continued)
Schlumberger NV	6,384	$219,418
Weatherford International PLC	278	19,023
		422,084
Oil & Gas Exploration & Production - 2.2%
Antero Resources Corp. (a)	1,258	42,218
APA Corp.	1,539	37,367
Chord Energy Corp.	262	26,035
ConocoPhillips	5,470	517,407
Coterra Energy, Inc.	3,012	71,234
Devon Energy Corp.	2,658	93,190
Diamondback Energy, Inc.	792	113,335
EOG Resources, Inc.	2,365	265,164
EQT Corp.	1,795	97,702
Expand Energy Corp.	971	103,159
Matador Resources Co.	445	19,994
Murphy Oil Corp.	513	14,574
Ovintiv, Inc.	1,112	44,903
Permian Resources Corp.	2,703	34,598
Range Resources Corp.	916	34,478
Venture Global, Inc. - Class A	145	2,058
		1,517,416
Oil & Gas Refining & Marketing - 1.1%
HF Sinclair Corp.	664	34,754
Marathon Petroleum Corp.	1,328	255,959
PBF Energy, Inc. - Class A	451	13,606
Phillips 66	1,736	236,131
Valero Energy Corp.	1,340	228,148
		768,598
Oil & Gas Storage & Transportation - 1.0%
Antero Midstream Corp.	1,438	27,955
Cheniere Energy, Inc.	221	51,931
DT Midstream, Inc.	248	28,039
Hess Midstream LP - Class A	133	4,595
Kinder Morgan, Inc.	8,269	234,095
ONEOK, Inc.	2,240	163,453
Targa Resources Corp.	276	46,241
Williams Cos., Inc.	2,044	129,487
		685,796
Total Energy		6,620,714

Financials - 21.5%
Asset Management & Custody Banks - 2.1%
Affiliated Managers Group, Inc.	118	28,135
Ameriprise Financial, Inc.	181	88,916

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Asset Management & Custody Banks - 2.1% (Continued)
Bank of New York Mellon Corp.	2,568	$279,809
Blackrock, Inc.	170	198,198
Blackstone, Inc.	1,578	269,601
Carlyle Group, Inc.	1,124	70,475
Franklin Resources, Inc.	1,314	30,393
Invesco Ltd.	1,792	41,109
KKR & Co., Inc.	606	78,750
Northern Trust Corp.	794	106,872
SEI Investments Co.	249	21,128
State Street Corp.	755	87,588
T Rowe Price Group, Inc.	913	93,710
TPG, Inc.	261	14,994
		1,409,678
Commercial & Residential Mortgage Finance - 0.2%
Essent Group Ltd.	444	28,221
MGIC Investment Corp.	930	26,384
Mr Cooper Group, Inc.	271	57,124
Radian Group, Inc.	654	23,688
Rocket Cos., Inc. - Class A	891	17,267
UWM Holdings Corp.	77	469
		153,153
Consumer Finance - 1.3%
Ally Financial, Inc.	1,136	44,531
American Express Co.	371	123,232
Capital One Financial Corp.	2,700	573,966
Credit Acceptance Corp. (a)	13	6,070
OneMain Holdings, Inc.	463	26,141
SLM Corp.	899	24,884
Synchrony Financial	1,600	113,680
		912,504
Diversified Banks - 6.7%
Bank of America Corp.	29,414	1,517,468
Citigroup, Inc.	8,008	812,812
Comerica, Inc.	501	34,329
Fifth Third Bancorp	2,843	126,656
First Citizens BancShares, Inc. - Class A	23	41,151
JPMorgan Chase & Co.	726	229,002
KeyCorp	4,644	86,796
PNC Financial Services Group, Inc.	1,704	342,385
US Bancorp	6,677	322,699
Wells Fargo & Co.	12,176	1,020,592
		4,533,890
Diversified Financial Services - 0.2%
Corebridge Financial, Inc.	1,042	33,396

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Diversified Financial Services - 0.2% (Continued)
Equitable Holdings, Inc.	1,257	$63,831
Voya Financial, Inc.	448	33,510
		130,737
Financial Exchanges & Data - 0.3%
CME Group, Inc.	595	160,763
FactSet Research Systems, Inc.	12	3,438
Intercontinental Exchange, Inc.	46	7,750
MarketAxess Holdings, Inc.	39	6,796
		178,747
Insurance Brokers - 0.3%
Aon PLC - Class A	82	29,240
Marsh & McLennan Cos., Inc.	549	110,640
Willis Towers Watson PLC	203	70,126
		210,006
Investment Banking & Brokerage - 2.2%
Charles Schwab Corp.	1,322	126,211
Evercore, Inc. - Class A	82	27,660
Goldman Sachs Group, Inc.	938	746,976
Houlihan Lokey, Inc.	20	4,107
Jefferies Financial Group, Inc.	580	37,944
Lazard, Inc.	445	23,487
Morgan Stanley	2,498	397,082
Raymond James Financial, Inc.	450	77,670
Stifel Financial Corp.	396	44,934
		1,486,071
Life & Health Insurance - 1.3%
Aflac, Inc.	2,327	259,926
Globe Life, Inc.	329	47,037
Lincoln National Corp.	668	26,940
MetLife, Inc.	2,438	200,818
Primerica, Inc.	122	33,866
Principal Financial Group, Inc.	956	79,262
Prudential Financial, Inc.	1,508	156,440
Unum Group	679	52,813
		857,102
Multi-Sector Holdings - 0.7%
Berkshire Hathaway, Inc. - Class B (a)	986	495,702

Property & Casualty Insurance - 3.3%
Allstate Corp.	1,128	242,125
American Financial Group, Inc.	309	45,027
American International Group, Inc.	2,464	193,523
Arch Capital Group Ltd.	1,502	136,276
Assurant, Inc.	223	48,302

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 3.3% (Continued)
Axis Capital Holdings Ltd.	331	$31,710
Chubb Ltd.	1,604	452,729
Cincinnati Financial Corp.	512	80,947
Fidelity National Financial, Inc.	1,089	65,874
First American Financial Corp.	446	28,651
Hanover Insurance Group, Inc.	134	24,338
Hartford Insurance Group, Inc.	1,215	162,069
Loews Corp.	758	76,096
Markel Group, Inc. (a)	51	97,479
Old Republic International Corp.	905	38,435
Progressive Corp.	745	183,978
RLI Corp.	117	7,631
Selective Insurance Group, Inc.	237	19,214
Travelers Cos., Inc.	942	263,025
W R Berkley Corp.	875	67,042
		2,264,471
Regional Banks - 1.8%
Bank OZK	446	22,737
BOK Financial Corp.	93	10,364
Citizens Financial Group, Inc.	1,657	88,086
Commerce Bancshares, Inc.	457	27,310
Cullen/Frost Bankers, Inc.	194	24,593
East West Bancorp, Inc.	592	63,018
First Financial Bankshares, Inc.	247	8,311
First Horizon Corp.	2,078	46,984
Huntington Bancshares, Inc.	6,041	104,328
M&T Bank Corp.	680	134,382
Old National Bancorp/IN	1,321	28,996
Pinnacle Financial Partners, Inc.	329	30,857
Popular, Inc.	293	37,214
Prosperity Bancshares, Inc.	382	25,346
Regions Financial Corp.	3,945	104,030
SouthState Bank Corp.	302	29,859
Synovus Financial Corp.	598	29,350
TFS Financial Corp.	219	2,885
Truist Financial Corp.	5,563	254,340
UMB Financial Corp.	227	26,865
United Bankshares, Inc.	485	18,047
Webster Financial Corp.	681	40,479
Western Alliance Bancorp	162	14,049
Wintrust Financial Corp.	275	36,421
Zions Bancorp NA	602	34,061
		1,242,912

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Reinsurance - 0.2%
Everest Group Ltd.	175	$61,290
Reinsurance Group of America, Inc.	264	50,722
RenaissanceRe Holdings Ltd.	190	48,247
		160,259
Transaction & Payment Processing Services - 0.9%
Corpay, Inc. (a)	42	12,098
Euronet Worldwide, Inc. (a)	134	11,767
Fidelity National Information Services, Inc.	2,257	148,827
Fiserv, Inc. (a)	1,062	136,924
Global Payments, Inc.	1,050	87,234
Jack Henry & Associates, Inc.	12	1,787
PayPal Holdings, Inc. (a)	2,791	187,164
Western Union Co.	1,544	12,337
WEX, Inc. (a)	61	9,609
		607,747
Total Financials		14,642,979

Health Care - 18.8%
Biotechnology - 3.8%
AbbVie, Inc.	5,003	1,158,395
Amgen, Inc.	1,756	495,543
Biogen, Inc. (a)	606	84,888
BioMarin Pharmaceutical, Inc. (a)	467	25,293
CRISPR Therapeutics AG (a)	228	14,777
Cytokinetics, Inc. (a)	106	5,826
Gilead Sciences, Inc.	4,618	512,598
Incyte Corp. (a)	347	29,429
Insmed, Inc. (a)	299	43,059
Ionis Pharmaceuticals, Inc. (a)	352	23,028
Moderna, Inc. (a)	453	11,701
Natera, Inc. (a)	87	14,004
Regeneron Pharmaceuticals, Inc.	337	189,485
Summit Therapeutics, Inc. (a)	252	5,206
Vaxcyte, Inc. (a)	10	360
		2,613,592
Health Care Distributors - 1.2%
Cardinal Health, Inc.	1,024	160,727
Cencora, Inc.	796	248,774
Henry Schein, Inc. (a)	403	26,747
McKesson Corp.	498	384,725
		820,973
Health Care Equipment - 2.1%
Abbott Laboratories	2,738	366,728
Baxter International, Inc.	2,146	48,864

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Health Care Equipment - 2.1% (Continued)
Becton Dickinson & Co.	1,241	$232,278
GE HealthCare Technologies, Inc.	1,258	94,476
Globus Medical, Inc. - Class A (a)	27	1,546
Hologic, Inc. (a)	952	64,250
Medtronic PLC	4,865	463,343
Steris PLC	89	22,022
Teleflex, Inc.	174	21,291
Zimmer Biomet Holdings, Inc.	857	84,415
		1,399,213
Health Care Facilities - 0.6%
Encompass Health Corp.	184	23,372
HCA Healthcare, Inc.	514	219,067
Tenet Healthcare Corp. (a)	390	79,185
Universal Health Services, Inc. - Class B	234	47,839
		369,463
Health Care Services - 1.4%
Chemed Corp.	27	12,089
Cigna Group	1,152	332,064
CVS Health Corp.	5,386	406,050
DaVita, Inc. (a)	164	21,791
Labcorp Holdings, Inc.	344	98,749
Option Care Health, Inc. (a)	315	8,744
Quest Diagnostics, Inc.	481	91,669
		971,156
Health Care Supplies - 0.1%
Align Technology, Inc. (a)	85	10,644
Cooper Cos., Inc. (a)	716	49,089
Dentsply Sirona, Inc.	882	11,192
Solventum Corp. (a)	282	20,586
		91,511
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	329	42,227
Avantor, Inc. (a)	2,828	35,293
Bio-Rad Laboratories, Inc. - Class A (a)	61	17,104
Bruker Corp.	130	4,224
Charles River Laboratories International, Inc. (a)	100	15,646
Danaher Corp.	1,425	282,521
ICON PLC (a)	191	33,425
Illumina, Inc. (a)	90	8,547
IQVIA Holdings, Inc. (a)	245	46,535
Qiagen Nv	496	22,161
Revvity, Inc.	480	42,072
Sotera Health Co. (a)	194	3,052
Thermo Fisher Scientific, Inc.	600	291,012

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 1.3% (Continued)
Waters Corp. (a)	32	$9,594
West Pharmaceutical Services, Inc.	15	3,935
		857,348
Managed Health Care - 2.8%
Centene Corp. (a)	2,115	75,463
Elevance Health, Inc.	973	314,396
Humana, Inc.	511	132,947
Molina Healthcare, Inc. (a)	232	44,396
UnitedHealth Group, Inc.	3,927	1,355,993
		1,923,195
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	8,818	397,692
Elanco Animal Health, Inc. (a)	1,816	36,574
Jazz Pharmaceuticals PLC (a)	222	29,259
Johnson & Johnson	8,764	1,625,021
Merck & Co., Inc.	10,843	910,053
Organon & Co.	1,149	12,271
Perrigo Co. PLC	510	11,358
Pfizer, Inc.	24,479	623,725
Royalty Pharma PLC - Class A	1,561	55,072
Viatris, Inc.	5,029	49,787
Zoetis, Inc.	196	28,679
		3,779,491
Total Health Care		12,825,942

Industrials - 8.6%
Aerospace & Defense - 2.0%
General Dynamics Corp.	570	194,370
General Electric Co.	58	17,447
Huntington Ingalls Industries, Inc.	126	36,277
L3Harris Technologies, Inc.	390	119,110
Lockheed Martin Corp.	927	462,768
Northrop Grumman Corp.	311	189,498
RTX Corp.	1,163	194,605
Textron, Inc.	753	63,621
TransDigm Group, Inc.	67	88,307
		1,366,003
Agricultural & Farm Machinery - 0.2%
AGCO Corp.	237	25,375
CNH Industrial NV	3,696	40,102
Deere & Co.	80	36,581
Toro Co.	373	28,423
		130,481

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	501	$66,332
Expeditors International of Washington, Inc.	513	62,889
FedEx Corp.	927	218,596
GXO Logistics, Inc. (a)	319	16,872
United Parcel Service, Inc. - Class B	3,181	265,709
		630,398
Building Products - 0.6%
A O Smith Corp.	297	21,803
Advanced Drainage Systems, Inc.	65	9,015
Allegion PLC	68	12,060
Builders FirstSource, Inc. (a)	465	56,381
Carlisle Cos., Inc.	73	24,014
Carrier Global Corp.	1,171	69,909
Fortune Brands Innovations, Inc.	560	29,898
Johnson Controls International PLC	890	97,856
Masco Corp.	531	37,377
Owens Corning	345	48,804
Simpson Manufacturing Co., Inc.	3	502
UFP Industries, Inc.	236	22,064
		429,683
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	196	26,297
Knight-Swift Transportation Holdings, Inc.	681	26,906
Landstar System, Inc.	145	17,771
Old Dominion Freight Line, Inc.	10	1,408
U-Haul Holding Co.	366	18,630
U-Haul Holding Co. (a)	7	400
		91,412
Construction & Engineering - 0.1%
AECOM	175	22,832
Everus Construction Group, Inc. (a)	56	4,802
Fluor Corp. (a)	522	21,960
MasTec, Inc. (a)	40	8,512
Valmont Industries, Inc.	20	7,755
WillScot Holdings Corp.	179	3,779
		69,640
Construction Machinery & Heavy Transportation Equipment - 0.6%
Allison Transmission Holdings, Inc.	329	27,926
Caterpillar, Inc.	123	58,689
Cummins, Inc.	259	109,394
Oshkosh Corp.	260	33,722
PACCAR, Inc.	1,741	171,175
Westinghouse Air Brake Technologies Corp.	85	17,040
		417,946

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Data Processing & Outsourced Services - 0.2%
Concentrix Corp.	226	$10,430
Genpact Ltd.	555	23,249
Maximus, Inc.	238	21,746
SS&C Technologies Holdings, Inc.	594	52,723
		108,148
Electrical Components & Equipment - 0.3%
Acuity, Inc.	37	12,743
AMETEK, Inc.	19	3,572
Emerson Electric Co.	984	129,081
Generac Holdings, Inc. (a)	85	14,229
Regal Rexnord Corp.	169	24,241
Rockwell Automation, Inc.	12	4,194
Sensata Technologies Holding PLC	623	19,033
		207,093
Environmental & Facilities Services - 0.0%(b)
Veralto Corp.	67	7,143
Waste Management, Inc.	50	11,041
		18,184
Heavy Electrical Equipment - 0.0%(b)
NuScale Power Corp. (a)	93	3,348

Human Resource & Employment Services - 0.1%
Automatic Data Processing, Inc.	25	7,338
Paychex, Inc.	238	30,169
Robert Half, Inc.	428	14,543
TriNet Group, Inc.	128	8,562
		60,612
Industrial Conglomerates - 0.7%
3M Co.	1,543	239,443
Honeywell International, Inc.	1,192	250,916
		490,359
Industrial Machinery & Supplies & Components - 0.9%
Crane Co.	55	10,128
Donaldson Co., Inc.	189	15,470
Dover Corp.	297	49,548
Esab Corp.	40	4,470
Flowserve Corp.	243	12,913
Fortive Corp.	1,031	50,509
Gates Industrial Corp. PLC (a)	677	16,803
Graco, Inc.	196	16,652
IDEX Corp.	190	30,924
Illinois Tool Works, Inc.	343	89,441
ITT, Inc.	27	4,826

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 0.9% (Continued)
Lincoln Electric Holdings, Inc.	22	$5,188
Middleby Corp. (a)	147	19,541
Mueller Industries, Inc.	233	23,559
Nordson Corp.	97	22,014
Otis Worldwide Corp.	511	46,721
Pentair PLC	243	26,915
Snap-on, Inc.	184	63,761
Stanley Black & Decker, Inc.	626	46,530
Timken Co.	245	18,419
		574,332
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	168	8,363
American Airlines Group, Inc. (a)	669	7,520
Delta Air Lines, Inc.	689	39,101
Southwest Airlines Co.	236	7,531
United Airlines Holdings, Inc. (a)	337	32,520
		95,035
Rail Transportation - 1.0%
CSX Corp.	3,788	134,512
Norfolk Southern Corp.	566	170,032
Union Pacific Corp.	1,687	398,756
		703,300
Research & Consulting Services - 0.4%
Amentum Holdings, Inc. (a)	351	8,406
Booz Allen Hamilton Holding Corp.	313	31,284
CACI International, Inc. - Class A (a)	32	15,961
Clarivate PLC (a)	1,449	5,550
Equifax, Inc.	24	6,157
FTI Consulting, Inc. (a)	37	5,981
Jacobs Solutions, Inc.	326	48,854
KBR, Inc.	514	24,307
Leidos Holdings, Inc.	332	62,735
Science Applications International Corp.	237	23,551
TransUnion	38	3,184
		235,970
Trading Companies & Distributors - 0.3%
AerCap Holdings NV	774	93,654
Air Lease Corp.	444	28,261
Ferguson Enterprises, Inc.	205	46,039
MSC Industrial Direct Co., Inc. - Class A	156	14,374
SiteOne Landscape Supply, Inc. (a)	5	644
United Rentals, Inc.	5	4,773
Watsco, Inc.	13	5,256

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 0.3% (Continued)
WESCO International, Inc.	175	$37,012
		230,013
Total Industrials		5,861,957

Information Technology - 8.6%
Application Software - 0.3%
Adobe, Inc. (a)	161	56,793
Dropbox, Inc. - Class A (a)	521	15,739
Figma, Inc. - Class A (a)	87	4,513
Informatica, Inc. - Class A (a)	66	1,639
Pegasystems, Inc.	21	1,208
Strategy, Inc. - Class A (a)	234	75,397
Zoom Communications, Inc. - Class A (a)	650	53,625
		208,914
Communications Equipment - 0.9%
Ciena Corp. (a)	40	5,827
Cisco Systems, Inc.	8,651	591,901
F5, Inc. (a)	15	4,848
Lumentum Holdings, Inc. (a)	120	19,525
		622,101
Electronic Components - 0.2%
Coherent Corp. (a)	86	9,264
Corning, Inc.	1,758	144,209
Littelfuse, Inc.	38	9,842
		163,315
Electronic Equipment & Instruments - 0.1%
Cognex Corp.	125	5,662
Crane NXT Co.	156	10,463
Keysight Technologies, Inc. (a)	110	19,241
Ralliant Corp.	64	2,799
Trimble, Inc. (a)	47	3,838
Vontier Corp.	269	11,290
Zebra Technologies Corp. - Class A (a)	93	27,636
		80,929
Electronic Manufacturing Services - 0.3%
Flex Ltd. (a)	1,316	76,289
Jabil, Inc.	132	28,666
TE Connectivity PLC	483	106,033
		210,988
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	528	40,001

IT Consulting & Other Services - 1.6%
Accenture PLC - Class A	1,210	298,386

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 1.6% (Continued)
Amdocs Ltd.	482	$39,548
Cognizant Technology Solutions Corp. - Class A	1,984	133,067
EPAM Systems, Inc. (a)	104	15,682
Globant SA (a)	44	2,525
International Business Machines Corp.	2,109	595,076
Kyndryl Holdings, Inc. (a)	576	17,297
		1,101,581
Semiconductor Materials & Equipment - 0.5%
Amkor Technology, Inc.	501	14,228
Applied Materials, Inc.	895	183,242
Enphase Energy, Inc. (a)	329	11,643
Entegris, Inc.	96	8,876
Lam Research Corp.	460	61,594
MKS, Inc.	258	31,933
Onto Innovation, Inc. (a)	2	259
Teradyne, Inc.	57	7,846
		319,621
Semiconductors - 3.0%
Analog Devices, Inc.	154	37,838
Cirrus Logic, Inc. (a)	95	11,902
First Solar, Inc. (a)	111	24,479
Intel Corp.	6,549	219,719
Microchip Technology, Inc.	206	13,229
Micron Technology, Inc.	4,841	809,996
NXP Semiconductors NV	310	70,596
Qorvo, Inc. (a)	373	33,973
QUALCOMM, Inc.	3,427	570,116
Skyworks Solutions, Inc.	672	51,731
Texas Instruments, Inc.	1,047	192,365
Universal Display Corp.	3	431
		2,036,375
Systems Software - 0.1%
Dolby Laboratories, Inc. - Class A	160	11,579
Gen Digital, Inc.	1,226	34,806
Nebius Group NV (a)	77	8,645
Rubrik, Inc. - Class A (a)	271	22,290
		77,320
Technology Distributors - 0.2%
Arrow Electronics, Inc. (a)	224	27,104
CDW Corp.	340	54,155
TD SYNNEX Corp.	319	52,236
		133,495

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 1.3%
Dell Technologies, Inc. - Class C	1,140	$161,618
Hewlett Packard Enterprise Co.	5,447	133,778
HP, Inc.	3,947	107,477
NetApp, Inc.	593	70,246
Sandisk Corp. (a)	534	59,915
Seagate Technology Holdings PLC	764	180,350
Western Digital Corp.	1,499	179,970
		893,354
Total Information Technology		5,887,994

Materials - 4.0%
Aluminum - 0.1%
Alcoa Corp.	1,118	36,771

Commodity Chemicals - 0.2%
Dow, Inc.	3,086	70,762
LyondellBasell Industries NV - Class A	1,091	53,503
Westlake Corp.	177	13,639
		137,904
Construction Materials - 0.3%
CRH PLC	1,647	197,475
Eagle Materials, Inc.	58	13,517
James Hardie Industries PLC (a)	204	3,919
		214,911
Copper - 0.3%
Freeport-McMoRan, Inc.	4,843	189,943

Fertilizers & Agricultural Chemicals - 0.3%
CF Industries Holdings, Inc.	707	63,418
Corteva, Inc.	1,188	80,344
FMC Corp.	482	16,210
Mosaic Co.	1,342	46,540
Scotts Miracle-Gro Co.	223	12,700
		219,212
Gold - 0.5%
Newmont Corp.	4,098	345,502
Royal Gold, Inc.	119	23,869
		369,371
Industrial Gases - 0.4%
Air Products and Chemicals, Inc.	408	111,270
Linde PLC	297	141,075
		252,345

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Metal, Glass & Plastic Containers - 0.2%
AptarGroup, Inc.	106	$14,168
Ball Corp.	1,092	55,059
Crown Holdings, Inc.	514	49,647
		118,874
Paper & Plastic Packaging Products & Materials - 0.6%
Amcor PLC	10,462	85,579
Avery Dennison Corp.	274	44,435
Graphic Packaging Holding Co.	1,142	22,349
International Paper Co.	2,008	93,171
Packaging Corp. of America	252	54,919
Sealed Air Corp.	561	19,831
Smurfit WestRock PLC	2,167	92,249
Sonoco Products Co.	335	14,435
		426,968
Specialty Chemicals - 0.6%
Axalta Coating Systems Ltd. (a)	844	24,155
Celanese Corp.	473	19,904
DuPont de Nemours, Inc.	1,607	125,185
Eastman Chemical Co.	531	33,480
International Flavors & Fragrances, Inc.	1,095	67,386
PPG Industries, Inc.	982	103,218
RPM International, Inc.	262	30,885
Sherwin-Williams Co.	63	21,814
		426,027
Steel - 0.5%
Cleveland-Cliffs, Inc. (a)	161	1,964
Commercial Metals Co.	458	26,234
Nucor Corp.	982	132,992
Reliance, Inc.	227	63,749
Steel Dynamics, Inc.	568	79,196
		304,135
Total Materials		2,696,461

Real Estate - 0.2%
Real Estate Development - 0.0%(b)
Howard Hughes Holdings, Inc. (a)	67	5,506

Real Estate Services - 0.2%
CBRE Group, Inc. - Class A (a)	183	28,833
Jones Lang LaSalle, Inc. (a)	196	58,463
Zillow Group, Inc. - Class A (a)	25	1,861
Zillow Group, Inc. - Class C (a)	74	5,702
		94,859
Total Real Estate		100,365

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Utilities - 6.4%
Electric Utilities - 4.0%
Alliant Energy Corp.	875	$58,984
American Electric Power Co., Inc.	2,151	241,988
Duke Energy Corp.	3,360	415,800
Edison International	1,663	91,931
Entergy Corp.	1,603	149,384
Evergy, Inc.	973	73,967
Eversource Energy	1,582	112,544
Exelon Corp.	4,312	194,083
FirstEnergy Corp.	2,353	107,814
IDACORP, Inc.	226	29,866
NextEra Energy, Inc.	4,719	356,237
NRG Energy, Inc.	180	29,151
OGE Energy Corp.	757	35,026
PG&E Corp.	9,212	138,917
Pinnacle West Capital Corp.	462	41,423
Portland General Electric Co.	507	22,308
PPL Corp.	2,285	84,911
Southern Co.	3,387	320,986
TXNM Energy, Inc.	333	18,831
Xcel Energy, Inc.	2,505	202,028
		2,726,179
Gas Utilities - 0.2%
Atmos Energy Corp.	408	69,666
MDU Resources Group, Inc.	731	13,019
National Fuel Gas Co.	350	32,329
UGI Corp.	875	29,103
		144,117
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,915	38,361

Multi-Utilities - 2.0%
Ameren Corp.	932	97,282
Black Hills Corp.	240	14,782
CenterPoint Energy, Inc.	2,251	87,339
CMS Energy Corp.	1,107	81,099
Consolidated Edison, Inc.	1,541	154,901
Dominion Energy, Inc.	3,693	225,901
DTE Energy Co.	792	112,012
NiSource, Inc.	1,526	66,076
Public Service Enterprise Group, Inc.	1,588	132,534
Sempra	2,599	233,858
WEC Energy Group, Inc.	1,198	137,279
		1,343,063

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Renewable Electricity - 0.0%(b)
Clearway Energy, Inc. - Class A	54	$1,454
Clearway Energy, Inc. - Class C	269	7,600
		9,054
Water Utilities - 0.1%
American Water Works Co., Inc.	418	58,181
Essential Utilities, Inc.	1,121	44,728
		102,909
Total Utilities		4,363,683
TOTAL COMMON STOCKS (Cost $60,100,027)		66,139,567

REAL ESTATE INVESTMENT TRUSTS - 2.8%
Financials - 0.2%
Mortgage REITs - 0.2%
AGNC Investment Corp.	4,468	43,742
Annaly Capital Management, Inc.	2,776	56,103
Rithm Capital Corp.	2,022	23,031
Starwood Property Trust, Inc.	1,504	29,132
Total Financials		152,008

Real Estate - 2.6%
Diversified REITs - 0.1%
WP Carey, Inc.	878	59,326

Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	698	58,171
Healthcare Realty Trust, Inc.	1,558	28,091
Healthpeak Properties, Inc.	2,494	47,760
Omega Healthcare Investors, Inc.	1,150	48,553
		182,575
Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	1,129	19,216

Industrial REITs - 0.3%
Americold Realty Trust, Inc.	1,141	13,966
EastGroup Properties, Inc.	14	2,370
First Industrial Realty Trust, Inc.	164	8,441
Prologis, Inc.	953	109,138
Rexford Industrial Realty, Inc.	714	29,352
STAG Industrial, Inc.	556	19,621
		182,888
Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	302	58,337
Camden Property Trust	92	9,824

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 2.8% (CONTINUED)	Shares	Value
Multi-Family Residential REITs - 0.2% (Continued)
Equity Residential	506	$32,753
Essex Property Trust, Inc.	124	33,190
Mid-America Apartment Communities, Inc.	209	29,204
		163,308
Office REITs - 0.1%
BXP, Inc.	671	49,882
Cousins Properties, Inc.	722	20,895
Kilroy Realty Corp.	462	19,519
		90,296
Other Specialized REITs - 0.3%
Gaming and Leisure Properties, Inc.	1,107	51,597
Lamar Advertising Co. - Class A	186	22,770
VICI Properties, Inc.	4,570	149,028
		223,395
Retail REITs - 0.6%
Agree Realty Corp.	88	6,252
Brixmor Property Group, Inc.	884	24,469
Federal Realty Investment Trust	206	20,870
Kimco Realty Corp.	1,821	39,789
NNN REIT, Inc.	885	37,674
Realty Income Corp.	1,363	82,857
Regency Centers Corp.	371	27,046
Simon Property Group, Inc.	802	150,511
		389,468
Self-Storage REITs - 0.2%
CubeSmart	535	21,753
Extra Space Storage, Inc.	244	34,389
National Storage Affiliates Trust	258	7,797
Public Storage	257	74,235
		138,174
Single-Family Residential REITs - 0.1%
American Homes 4 Rent - Class A	357	11,870
Equity LifeStyle Properties, Inc.	217	13,172
Invitation Homes, Inc.	792	23,229
Sun Communities, Inc.	159	20,511
		68,782
Telecom Tower REITs - 0.3%
American Tower Corp.	590	113,469
Crown Castle, Inc.	638	61,560
		175,029

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 2.8% (CONTINUED)	Shares	Value
Timber REITs - 0.1%
Rayonier, Inc.	619	$16,428
Weyerhaeuser Co.	2,717	67,355
		83,783
Total Real Estate		1,776,240
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,897,968)		1,928,248

RIGHTS - 0.0%(b)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(c)	2,903	—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 4.05%(d)	93,102	93,102
TOTAL MONEY MARKET FUNDS (Cost $93,102)		93,102

TOTAL INVESTMENTS - 99.9% (Cost $62,091,097)		$68,160,917
Other Assets in Excess of Liabilities - 0.1%		64,730
TOTAL NET ASSETS - 100.0%		$68,225,647

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services

STRIVE 1000 VALUE ETF

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Strive 1000 Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$66,139,567	$—	$—	$66,139,567
Real Estate Investment Trusts	1,928,248	—	—	1,928,248
Rights	—	—	0(a)	0
Money Market Funds	93,102	—	—	93,102
Total Investments	$68,160,917	$—	$—	$68,160,917
(a) Represents less than $0.50. Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period.
Refer to the Schedule of Investments for further disaggregation of investment categories.